Current and deferred income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 205,453		R$ 170,851
Effect on Shareholder’s equity		(250)
Deferred tax on business combination				(1,794)
Effect on profit and loss		3,646		36,396
Deferred Assets, net at end of period		R$ 208,849		205,453
Maximum limit for offsetting tax loss carry-forwards as percentage of taxable profit		30.00%
Estimated period for tax benefit is expected to be realized from 2026		6 years
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[1]	R$ 594,361		422,240
Effect on Shareholder’s equity	[1]	(344)
Deferred tax on business combination	[1]			0
Effect on profit and loss	[1]	74,458		172,121
Deferred Assets, net at end of period	[1]	668,475		594,361
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		28,012		20,472
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		(517)		7,540
Deferred Assets, net at end of period		27,495		28,012
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		3,099		3,346
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		16,427		(247)
Deferred Assets, net at end of period		19,526		3,099
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(1,206)		(5,548)
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		2,043		4,342
Deferred Assets, net at end of period		837		(1,206)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(10,937)		20,445
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		12,752		(31,382)
Deferred Assets, net at end of period		1,815		(10,937)
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		8,421		15,818
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		2,233		(7,397)
Deferred Assets, net at end of period		10,654		8,421
Right of use assets [member]
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		31,301		50,531
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		4,599		(19,230)
Deferred Assets, net at end of period		35,900		31,301
Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(25,684)		(42,595)
Effect on Shareholder’s equity		0
Deferred tax on business combination				0
Effect on profit and loss		(4,820)		16,911
Deferred Assets, net at end of period		(30,504)		(25,684)
Fair value adjustments on business combination and goodwill amortization
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[2]	(470,342)	[3]	(358,454)
Effect on Shareholder’s equity	[3]	0
Deferred tax on business combination	[2]			(1,794)
Effect on profit and loss		(116,636)	[3]	(110,094)	[2]
Deferred Assets, net at end of period	[3]	(586,978)		(470,342)	[2]
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		48,428		44,596
Effect on Shareholder’s equity		94
Deferred tax on business combination				0
Effect on profit and loss		13,107		3,832
Deferred Assets, net at end of period		R$ 61,629		R$ 48,428

[1]	The Company’s income tax and social contribution loss carryforwards are primarily the result of tax amortization of goodwill and the amortization of certain intangibles recognized related to the business combination in 2018. In accordance with Brazilian tax regulation, tax loss carryforwards have a limitation for use of 30% of taxable profit generated in each year and do not expire. The tax benefit is expected to be realized over an estimated 6-year period beginning in 2026.
[2]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.
[3]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by Somos; (ii) amortization of fair value adjustment related to acquisition of the company; and (iii) deductibility of the acquisition goodwill for tax purposes as allowed by tax law.